Disclosure of detailed information about options, valuation assumptions (Details) - year	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Expected option life (years)	6	6
Risk-free interest rate	2.40%	1.60%
Dividend yield	0.00%	0.00%
Expected volatility	82.00%	87.00%